Concentrations of Geographic and Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risk
Concentrations of Geographic and Credit Risk
32.	Concentrations of Geographic and Credit Risk

Geographic risk

Loans to borrowers based in Korea comprised 99% of the Company's loan portfolio as of December 31, 2009 and 2010. Investments in debt and equity securities of Korean entities comprised 99% of the Company's investment portfolio, including investments held by the Company's venture capital subsidiaries, as of December 31, 2009 and 2010.

Credit risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions.

The Company regularly monitors various segments of its credit risk portfolio to assess potential concentration risks and to obtain collateral when deemed necessary. No entity was responsible for 10% or more of the Company's total interest and dividend income for the years ended December 31, 2008, 2009 and 2010.

The table below indicates major products including exposures of on-balance sheet loans and off-balance sheet credit instruments (principally unused credit lines) as of December 31.

	2009			2010
	Total credit exposure	On-balance sheet	Off-balance sheet	Total credit exposure	On-balance sheet	Off-balance sheet
	(In millions of Korean won)
Commercial and industrial loans	88,745,085	74,611,001	14,134,084	89,122,675	74,608,512	14,514,163
Construction loans	11,750,371	8,096,574	3,653,797	9,819,946	6,421,718	3,398,228
Other commercial loans	11,832,021	2,178,037	9,653,984	12,238,236	2,349,976	9,888,260
Mortgage loans	44,221,131	44,221,131	—	41,155,936	41,155,936	—
Home equity loans	30,846,737	26,457,188	4,389,549	30,653,741	29,287,399	1,366,342
Credit card loans	53,153,116	11,368,321	41,784,795	55,626,751	12,394,702	43,232,049
Other consumer loans	35,822,547	26,949,582	8,872,965	37,266,275	27,789,903	9,476,372
Foreign loans	3,463,673	2,343,550	1,120,123	3,174,215	2,487,575	686,640

Total	279,834,681	196,225,384	83,609,297	279,057,775	196,495,721	82,562,054